Regulatory Capital Financial Instruments (Details) - Schedule of regulatory capital financial instruments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subordinated bonds [Member]
MCh$
Balance as of beginning	$ 917,510	$ 886,407
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest	31,271	29,577
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder	(42,866)	(39,895)
Principal payments to the holder	(15,184)	(16,277)
Accrued UF indexation	120,174	57,698
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending	1,010,905	917,510
Bonds with no maturity [Member]
MCh$
Balance as of beginning
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending
Preferred shares [Member]
MCh$
Balance as of beginning
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending